Finance Costs	12 Months Ended
Dec. 31, 2017
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Finance Costs
Note 7	Finance Costs

Finance costs mainly arise from interest expense on long-term senior notes.

	2017	2016	2015

Interest expense on
Short-term debt	$9	$9	$4
Long-term debt	206	188	198
Interest on net defined benefit pension and other post-retirement plan obligations (Note 26)	19	19	19
Unwinding of discount on asset retirement obligations (Note 18)	17	14	13
Borrowing costs capitalized to property, plant and equipment	(11)	(11)	(40)
Interest income	(2)	(3)	(2)

	$238	$216	$192

Borrowing costs capitalized to property, plant and equipment during 2017 were calculated by applying an average capitalization rate of 4.4 percent (2016 – 4.0 percent, 2015 – 4.5 percent) to expenditures on qualifying assets.

See Note 10 for interest paid.